Derivatives - Classification and Fair Value of Derivatives in Consolidated Balance Sheets (Details) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivatives
Derivative assets	$ 3.4	$ 4.5	$ 12.7
Derivative liabilities	8.2	10.6
Interest rate cap | Derivatives not designated as hedging instruments
Derivatives
Notional Value	250.0	250.0	250.0
Interest rate cap | Derivatives not designated as hedging instruments | Other assets
Derivatives
Derivative assets	0.4	0.3	1.7
Foreign currency swaps | Derivatives not designated as hedging instruments
Derivatives
Notional Value	45.0	45.0	100.0
Foreign currency swaps | Derivatives not designated as hedging instruments | Other assets
Derivatives
Derivative assets			5.2
Foreign currency swaps | Derivatives not designated as hedging instruments | Other liabilities
Derivatives
Derivative liabilities	8.2	10.6
Weather derivatives | Derivatives not designated as hedging instruments
Derivatives
Notional Value	115.7	113.3	97.8
Weather derivatives | Derivatives not designated as hedging instruments | Other assets
Derivatives
Derivative assets	$ 3.0	$ 4.2	$ 5.8